INCOME TAX EXPENSE (Details Narrative) - CNY (¥) ¥ in Millions		12 Months Ended
	Mar. 16, 2007	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Operating Loss Carryforwards [Line Items]
Enterprise income tax rate (as a percent)		25.00%	25.00%	25.00%
Net operating loss carry forwards		¥ 5,872.2
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Enterprise income tax rate (as a percent)		16.50%
State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Enterprise income tax rate (as a percent)	25.00%	25.00%
State Administration of Taxation, China [Member] | Youxin Internet Beijing Information Technology Co. Ltd. [Member]
Operating Loss Carryforwards [Line Items]
Preferential statutory income tax rate		15.00%		15.00%
State Administration of Taxation, China [Member] | PRC Subsidiaries, VIE's and VIE's Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Enterprise income tax rate (as a percent)		25.00%